Convertible Preferred Stock Summary of Preferred Shares (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Jul. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2010	Nov. 30, 2012	Oct. 31, 2013
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000	10,000,000	12,882,593	5,969,418
Preferred stock, shares issued	0		9,769,422	5,818,356
Preferred stock, shares outstanding	0		9,769,422	5,818,356
Preferred stock, liquidation preference, value	$ 0		$ 84,300	$ 52,000
Preferred stock, carrying amount	0		81,394
Series A convertible preferred stock [Member]
Class of Stock [Line Items]
Share price (in USD per share)			$ 8.18		$ 8.18
Preferred stock, shares authorized			2,201,834
Preferred stock, shares issued			2,201,827
Preferred stock, shares outstanding			2,201,827
Preferred stock, liquidation preference, value			18,000
Preferred stock, carrying amount			17,922
Series B convertible preferred stock [Member]
Class of Stock [Line Items]
Share price (in USD per share)			$ 9.41	$ 9.41		$ 9.41
Preferred stock, shares authorized			3,616,539
Preferred stock, shares issued			3,616,529
Preferred stock, shares outstanding			3,616,529
Preferred stock, liquidation preference, value			34,000
Preferred stock, carrying amount			33,804
Series C convertible preferred stock [Member]
Class of Stock [Line Items]
Share price (in USD per share)			$ 8.18				$ 8.18
Preferred stock, shares authorized			7,064,220
Preferred stock, shares issued			3,951,066
Preferred stock, shares outstanding			3,951,066
Preferred stock, liquidation preference, value			32,300
Preferred stock, carrying amount			$ 29,668